RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Freight rate fluctuations (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) t	Dec. 31, 2020 USD ($) t	Dec. 31, 2019 USD ($) t
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Freight earnings	$ 27,614
Percentage of freight earnings derived from tankers secured by agreements	31.50%	14.40%	9.50%
Percentage of physical time charter contracts accounted for overall hedging	35.70%	41.90%	59.30%
Derivative notional contract value sold during the year	$ 44,200,000	$ 165,000,000.0	$ 34,900,000
Derivative notional contract value bought during the year	$ 110,300,000	$ 52,700,000	$ 22,500,000
Notional contract volume of derivatives sold during the year (weight) | t	2,410,000	8,799,000	1,585,190
Notional contract volume of derivatives bought during the year (weight) | t	5,962,000	2,714,000	1,295,000
Percentage of coverage	9.90%	28.10%	8.60%
Cargo contracts and time charter agreements | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	6 months
Cargo contracts and time charter agreements | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	36 months
Forward freight agreements | Bottom of range | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	0 months
Forward freight agreements | Top of range | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	24 months